Summary of Significant Accounting Policies (Details) - Schedule of Redeemable Common Stock - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Redeemable Common Stock [Abstract]
Gross Proceeds		$ 86,250,000
Less: fair value of public warrants		(5,879,729)
Less: common stock issuance costs		(4,736,093)
Accretion to redemption value	$ 1,723,194	13,409,184
Redeemable common stock	47,448,349	$ 89,043,362
Redemptions of common stock	$ (43,318,207)